Balances and Transactions with Related Parties and Affiliated Companies - Commitments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Short-term employee benefits paid	$ 3,742	$ 2,381	$ 1,934
Postemployment benefits	54	53	52
Termination benefits	935	63	36
Share-based payments (Note 18.2)	$ 943	$ 866	$ 853